LOANS PAYABLE	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
LOANS PAYABLE
NOTE E – LOANS PAYABLE

The loans payable consists of borrowings from two notes. The terms of the promissory notes are one year and bear interest at an annual rate of 6% and are unsecured. The notes may be repaid at any time prior to its due date without a prepayment penalty.

During the nine months ended September 30, 2014, the Company received proceeds of $85,000 and repaid $28,896.